Shareholders' Equity	12 Months Ended
Jul. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 — SHAREHOLDERS’ EQUITY

CTW Cayman was incorporated as an exempted company with limited liability under the laws of Cayman Islands on November 15, 2024. The Company is authorized to issue 500,000,000 ordinary shares, par value $0.0001 per share and 1 ordinary share were issued on November 15, 2024.

On May 15, 2025, the Company completed the following share re-structure: 1) 200,000,000 authorized but unissued ordinary shares in the capital of the Company each be redesignated as a Class A ordinary share of US$0.0001 par value each; 2) the one issued and 19,999,999 authorized but unissued ordinary shares in the capital of the Company each be redesignated as a Class B ordinary share of US$0.0001 par value each; 3) the remaining 280,000,000 authorized but unissued ordinary shares be redesignated as share of a par value of US$0.0001 each of such class or classes as the Board of Directors may determine in accordance with the Amended M&A; 4) re-designated the 1 ordinary share beneficially owned by Mr. Sasaki, Founder, CEO and Chairman of Board of Directors, then issued and outstanding into Class B ordinary shares on a one-for-one basis; 5) the Company issued 48,000,000 Class A ordinary shares and 11,999,999 Class B ordinary shares to Mr. Sasaki, Founder, CEO, and Chairman of Board of Directors. (“Share Reorganization”)

Holders of Class A ordinary shares and Class B ordinary shares will have the same rights except for voting and conversion rights. Each Class A ordinary share will be entitled to one vote, and will not be convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share will be entitled to ten (10) votes, subject to certain conditions, and will be convertible into one Class A ordinary share at any time by the holder thereof. Upon any sale, transfer, assignment or disposition of any Class B ordinary share by the holder thereof to any non-affiliate of such holder, each of such Class B ordinary share will be automatically and immediately converted into one Class A ordinary share.

Statutory reserve

One of the Company’s operating subsidiaries, CTW Japan was incorporated as a company limited by shares under the laws of Japan on August 14, 2013. CTW Japan allocated JPY 69,500,000 ($673,339) to capital reserve as of July 31, 2025 and 2024. In accordance with laws of Japan, an entity can allocate up to half of the funds received from its shareholders during establishment or new share issuance to capital reserve account. The purposes of establishment of a capital reserve account is to offset potential losses, facilitate capital increases and protect creditors. A direct distribution from capital reserve is not allowed. However, an entity is able to reduce its capital reserve amount by transferring the reduced amount to other capital surplus accounts. The reallocated amount is then eligible for distribution as dividends.

In accordance with the PRC Company Law, CTW Shanghai and Tuwaii are required to allocate statutory reserves, appropriated from net profit as reported in their PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves have reached 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of July 31, 2025 and 2024, the statutory reserves of CTW Shanghai have not reached 50% of their respective registered capital. As of July 31, 2025 and 2024, Tuwaii and CTW Shanghai collectively attributed $3,077 and $817 of retained earnings for their statutory reserves, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant laws and regulations in the jurisdictions where the Company’s operating subsidiaries are domiciled, primarily Japan and Singapore, permit dividend payments only from retained earnings, if any, as determined in accordance with local accounting standards and regulations. The operating results presented in the consolidated financial statements under U.S. GAAP differ from those reported in the statutory financial statements of the Company’s subsidiaries. Restricted amounts include paid-in capital and statutory reserves, as determined under the local generally accepted accounting principles of each jurisdiction where the Company’s subsidiaries operate. As of July 31, 2025 and 2024, restricted net assets of the Company’s subsidiaries were $1,554,731 and $1,530,004, respectively.